Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.61%
Advertising–1.39%
Trade Desk, Inc. (The), Class A(b)	101,030	$11,077,940
Aerospace & Defense–1.17%
TransDigm Group, Inc.	6,518	9,302,033
Apparel Retail–1.20%
TJX Cos., Inc. (The)	81,132	9,536,255
Application Software–2.34%
Cadence Design Systems, Inc.(b)	14,667	3,975,197
HubSpot, Inc.(b)	15,359	8,164,844
Tyler Technologies, Inc.(b)	11,082	6,468,785
		18,608,826
Asset Management & Custody Banks–3.09%
Ares Management Corp., Class A(c)	52,979	8,256,247
KKR & Co., Inc., Class A	124,593	16,269,354
		24,525,601
Automobile Manufacturers–1.07%
Ferrari N.V. (Italy)	18,026	8,474,203
Biotechnology–1.62%
Regeneron Pharmaceuticals, Inc.(b)	6,590	6,927,672
Vertex Pharmaceuticals, Inc.(b)(c)	12,732	5,921,398
		12,849,070
Broadline Retail–8.12%
Amazon.com, Inc.(b)	295,386	55,039,273
MercadoLibre, Inc. (Brazil)(b)	4,601	9,441,068
		64,480,341
Building Products–0.83%
Trane Technologies PLC	17,021	6,616,573
Communications Equipment–2.62%
Arista Networks, Inc.(b)	34,304	13,166,561
Motorola Solutions, Inc.	17,053	7,667,541
		20,834,102
Construction & Engineering–1.31%
Quanta Services, Inc.(c)	34,926	10,413,187
Consumer Finance–1.14%
American Express Co.(c)	33,368	9,049,402
Consumer Staples Merchandise Retail–1.34%
Costco Wholesale Corp.	11,999	10,637,354
Diversified Support Services–0.76%
Cintas Corp.	29,256	6,023,225
Electrical Components & Equipment–2.19%
Eaton Corp. PLC	33,087	10,966,355
Vertiv Holdings Co., Class A	64,849	6,451,827
		17,418,182
Financial Exchanges & Data–1.14%
Moody’s Corp.	19,039	9,035,719
Shares		Value
Health Care Equipment–3.42%
Boston Scientific Corp.(b)	206,132	$17,273,862
Intuitive Surgical, Inc.(b)	20,207	9,927,093
		27,200,955
Health Care REITs–0.50%
Welltower, Inc.(c)	31,096	3,981,221
Homebuilding–0.99%
D.R. Horton, Inc.(c)	41,283	7,875,558
Industrial Machinery & Supplies & Components–0.90%
Parker-Hannifin Corp.	11,305	7,142,725
Interactive Media & Services–8.74%
Alphabet, Inc., Class C	169,301	28,305,434
Meta Platforms, Inc., Class A	71,914	41,166,450
		69,471,884
Investment Banking & Brokerage–0.64%
Goldman Sachs Group, Inc. (The)	10,349	5,123,893
Movies & Entertainment–3.27%
Netflix, Inc.(b)	24,802	17,591,315
Spotify Technology S.A. (Sweden)(b)	22,781	8,395,482
		25,986,797
Oil & Gas Exploration & Production–0.30%
Diamondback Energy, Inc.	13,864	2,390,155
Oil & Gas Storage & Transportation–0.46%
Targa Resources Corp.	24,942	3,691,665
Passenger Ground Transportation–1.20%
Uber Technologies, Inc.(b)(c)	126,970	9,543,065
Pharmaceuticals–2.44%
Eli Lilly and Co.	21,840	19,348,930
Property & Casualty Insurance–1.46%
Progressive Corp. (The)	45,618	11,576,024
Real Estate Services–1.28%
CBRE Group, Inc., Class A(b)	81,783	10,180,348
Restaurants–1.31%
Chipotle Mexican Grill, Inc.(b)	116,946	6,738,428
DoorDash, Inc., Class A(b)	25,804	3,683,005
		10,421,433
Semiconductors–16.03%
Broadcom, Inc.	167,433	28,882,193
Monolithic Power Systems, Inc.	12,998	12,016,651
NVIDIA Corp.	667,996	81,121,434
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	30,867	5,360,672
		127,380,950
Specialty Chemicals–0.50%
Sherwin-Williams Co. (The)	10,408	3,972,421

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Shares		Value
Systems Software–11.28%
Microsoft Corp.	171,423	$73,763,317
ServiceNow, Inc.(b)	17,710	15,839,647
		89,602,964
Technology Hardware, Storage & Peripherals–9.08%
Apple, Inc.	309,524	72,119,092
Trading Companies & Distributors–1.03%
United Rentals, Inc.	10,064	8,149,123
Transaction & Payment Processing Services–3.45%
Fiserv, Inc.(b)	45,433	8,162,038
Mastercard, Inc., Class A	21,565	10,648,797
Visa, Inc., Class A	31,341	8,617,208
		27,428,043
Total Common Stocks & Other Equity Interests (Cost $374,949,852)		791,469,259
Money Market Funds–0.00%
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e) (Cost $63)	63	63
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $374,949,915)		791,469,322
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.53%
Invesco Private Government Fund, 4.96%(d)(e)(f)	8,400,499	$8,400,499
Invesco Private Prime Fund, 5.02%(d)(e)(f)	19,595,721	19,603,559
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,004,058)		28,004,058
TOTAL INVESTMENTS IN SECURITIES–103.14% (Cost $402,953,973)		819,473,380
OTHER ASSETS LESS LIABILITIES—(3.14)%		(24,932,927)
NET ASSETS–100.00%		$794,540,453
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$361,376	$29,027,717	$(29,389,093)	$-	$-	$-	$26,435
Invesco Liquid Assets Portfolio, Institutional Class	258,125	12,848,777	(13,106,762)	-	(140)	-	7,912
Invesco Treasury Portfolio, Institutional Class	413,002	41,368,653	(41,781,592)	-	-	63	42,893
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,293,498	202,634,735	(218,527,734)	-	-	8,400,499	255,554*
Invesco Private Prime Fund	62,885,374	492,186,340	(535,461,359)	(3,348)	(3,448)	19,603,559	690,538*
Total	$88,211,375	$778,066,222	$(838,266,540)	$(3,348)	$(3,588)	$28,004,121	$1,023,332

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$791,469,259	$—	$—	$791,469,259
Money Market Funds	63	28,004,058	—	28,004,121
Total Investments	$791,469,322	$28,004,058	$—	$819,473,380
Invesco V.I. Capital Appreciation Fund